As filed with the Securities and Exchange Commission on or about June 13, 2001

                                       Securities Act Registration No. 333-38129
                                Investment Company Act Registration No. 811-8449


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
         Pre-Effective Amendment No.                                         [ ]
                                     ------

         Post-Effective Amendment No.   6                                    [X]
                                      -----
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
         Amendment No.   7                                                   [X]
                       -----
                        (Check appropriate box or boxes)

                        STRONG BALANCED STOCK FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                             53051
(Address of Principal Executive Offices)                              (Zip Code)
       Registrant's Telephone Number, including Area Code: (414) 359-3400

                             Elizabeth N. Cohernour
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)



         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box).

[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 13th day of June, 2001.

                            STRONG BALANCED STOCK FUND, INC.
                            (Registrant)


                            BY:      /S/ ELIZABETH N. COHERNOUR
                               -----------------------------------------------
                            Elizabeth N. Cohernour, Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                         TITLE                           DATED AS OF


                                                Chairman of the Board (Principal
/s/ Richard S. Strong                           Executive Officer) and a Director                June 13, 2001
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                              June 13, 2001
-----------------------------------------------
John W. Widmer


                                                Director                                         June 13, 2001
-----------------------------------------------
Marvin E. Nevins*


                                                Director                                         June 13, 2001
-----------------------------------------------
Willie D. Davis*


                                                Director                                         June 13, 2001
-----------------------------------------------
William F. Vogt*


                                                Director                                         June 13, 2001
-----------------------------------------------
Stanley Kritzik*


                                                Director                                         June 13, 2001
-----------------------------------------------
Neal Malicky*



* Susan A. Hollister signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A.

                                   By:      /S/ SUSAN A. HOLLISTER
                                       -----------------------------------------
                                        Susan A. Hollister


                                  EXHIBIT INDEX
                                                                                        EDGAR
  EXHIBIT NO.                                   EXHIBIT                                 EXHIBIT NO.
  -----------                                   -------                                 -----------

(a.1)             Amendment to Articles of Incorporation dated March 12, 2001           EX-99.a1
(a.2)             Amendment to Articles of Incorporation dated April 9, 2001            EX-99.a2
(b.2)             Amendment to Bylaws dated April 5, 2001                               EX-99.b2
(e)               Distribution Agreement                                                EX-99.e
(h)               Transfer and Dividend Disbursing Agent Agreement                      EX-99.h
(h.1)             Investor Class Shares Administration Agreement                        EX-99.h1
(p)               Code of Ethics for Access Persons dated April 5, 2001                 EX-99.p